Schedule of revenue recognition disaggregated by timing (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total	$ 1,638	$ 2,162	$ 2,226
Sales of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4	4
Sales of Merchandise [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4	4
Swim Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		2,158	2,222
Swim Fees [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		$ 2,158	$ 2,222